Federated Hermes Ohio Municipal Income Fund Expense Example, No Redemption - Federated Hermes Ohio Municipal Income Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 564
Expense Example, No Redemption, 3 Years	805
Expense Example, No Redemption, 5 Years	1,065
Expense Example, No Redemption, 10 Years	1,806
F
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	258
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	1,949
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	$ 1,143